Short-term and long-term investments (Tables)	12 Months Ended
Dec. 31, 2012
Cost and Fair Value of Trading Securities

As of December 31, 2011 and 2012, the Group’s costs and assets measured at fair value on a recurring basis subsequent to initial recognition were as follows:

	December 31,
	2011		2012
	Cost	Fair Value (Level 1)	Cost	Fair Value (Level 1)
Trading securities	$9,942,304	$9,993,720	$9,966,663	$10,271,142

Investment Gain (Loss) of Trading Securities

Investment gains of trading securities for the years ended December 31, 2010, 2011 and 2012 consisted of the following and was included in the other income in the consolidated statements of operations:

	For the years ended December 31,
	2010	2011	2012
Realized gains from sales of trading securities	$1,323,079	$366,131	$349,338
Unrealized holding gains	458,266	51,416	252,455

	$1,781,345	$417,547	$601,793

Summary of Changes in Level 3 Instruments

A summary of changes in Level 3 measurements for the years ended December 31, 2011 and 2012 were as follows:

	For the years ended December 31,
	2011	2012
Balance at beginning of the year	$7,050,000	$—
Redemption of the Note	(7,120,000)	—
Loss on change in fair value of embedded derivative	(255,453)	—
Realized gain transferred from accumulated other comprehensive income	449,453	—
Unrealized losses included in accumulated other comprehensive income	(336,000)	—
Accrued interest	212,000	—

Balance at end of the year	$—	$—